Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2013
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Warrants Outstanding and Exercisable

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise

Placement Agent Warrants	3.125	96,000	March 30, 2014	96,000
Series A Warrants	2.50	3,670,000	February 1, 2016	1,835,000
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		6,360,300		2,579,575

	Series A Warrants	Series B Warrants	Placement Agent Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2012	3,720,000	3,470,000	96,000	-	-	7,286,000
Issued	-	-	-	1,815,000	1,500,000	3,315,000
Exercised	(50,000)	-	-	(90,700)	(630,000)	(770,700)
Expired	-	(3,470,000)	-	-	-	(3,470,000)
Outstanding, November 30, 2013	3,670,000	-	96,000	1,724,300	870,000	6,360,300
	Series A Warrants	Series B Warrants	Placement Agent Warrants	May-07 Warrants	Total

Outstanding, December 1, 2011	4,695,000	3,945,000	96,000	243,275	8,979,275
Issued	-	-	-	-	-
Exercised	(975,000)	(475,000)	-	-	(1,450,000)
Expired	-	-	-	(243,275)	(243,275)
Outstanding, November 30, 2012	3,720,000	3,470,000	96,000	-	7,286,000

Schedule Of Fair Market Value Of Warrants [Table Text Block]
Warrants	November 30, 2013	November 30, 2012
	$	$

Series B Warrants	-	276,038
Placement Agent Warrants	112,550	25,363
Series A Warrants	3,790,736	1,659,492
March 2013 Warrants	1,040,788	-
July 2013 Warrants	493,947	-
	5,438,021	1,960,893

Schedule of Fair Value Assumptions for Warrants [Table Text Block]
Warrant	Number outstanding	Volatility	Risk-free rate	Expected life
		%	%	years
Placement Agent Warrants	96,000	86.51	0.12	0.2
Series A Warrants	3,670,000	67.93	0.12	2.2
March 2013 Warrants	1,724,300	54.84	0.64	4.3
July 2013 Warrants	870,000	55.51	0.64	4.7
Warrant	Warrants outstanding	Volatility	Risk free rate	Expected life (years)
		%	%

Series A	3,720,000	54.90	0.37%	3.1
Series B	3,470,000	48.20	0.18%	0.2
Placement Agent Warrants	96,000	46.15	0.18%	1.1